CASH FLOW ANALYSIS (Tables)	12 Months Ended
Apr. 30, 2018
Cash flow hedges [abstract]
Schedule of adjustments for non-cash items
TSEK	Note	APR 30, 2018	APR 30, 2017
Depreciation, amortization and impairment: non-current assets	11,12	5,350	4,508
Impairment of inventories	7	1,070	5,736
Bad debt loss	18	-	5,066
Total		6,420	15,310

Schedule of inflow from convertible loans
TSEK	Note	APR 30, 2018	APR 30, 2017
Convertible loan 2016:2	18	-	42,000
Convertible loan 2017:1	18	-	42,000
Convertible loan 2017:3	18	21,000	-
Total		21,000	84,000

Schedule of inflow from new share issues
TSEK	Number of shares	Note	APR 30, 2018	APR 30, 2017
Private placement in October 2016	8,750,000	21	-	70,000
Rights issue in July 2017	50,308,206	21	159,282	-
Total			159,282	70,000